SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       January 29, 2004

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  $92,190

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
AMDOCS LTD                     COM              G02602103      582 25900.00 SH       Sole                 25900.00
AMERICAN EXPRESS COMPANY       COM              025816109      753 15621.00 SH       Sole                 15621.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     2542 38357.00 SH       Sole                 38357.00
ANADARKO                       COM              032511107      399  7825.00 SH       Sole                  7825.00
AVITAR INC                     COM              053801106        7 31660.00 SH       Sole                 31660.00
BANK OF AMERICA CORP           COM              060505104      856 10638.00 SH       Sole                 10638.00
BANK OF NEW YORK CO. INC.      COM              064057102      702 21200.00 SH       Sole                 21200.00
BELLSOUTH                      COM              079860102      743 26247.00 SH       Sole                 26247.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     2128   756.00 SH       Sole                   756.00
BP AMOCO PLC - SPONS ADR       COM              055622104      809 16392.00 SH       Sole                 16392.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108     1370 47910.00 SH       Sole                 47910.00
CISCO SYSTEMS                  COM              17275R102      871 35940.00 SH       Sole                 35940.00
CITIGROUP INC                  COM              172967101     2255 46461.00 SH       Sole                 46461.00
COCA COLA COMPANY              COM              191216100      979 19300.00 SH       Sole                 19300.00
COMMONWEALTH INDUSTRIES INC    COM              203004106      161 16000.00 SH       Sole                 16000.00
CONCORD EFS INC                COM              206197105     1484 100000.00SH       Sole                100000.00
CONOCOPHILLIPS                 COM              20825c104     2119 32316.00 SH       Sole                 32316.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109    10190 222054.00SH       Sole                222054.00
EMC CORP MASS                  COM              268648102     1044 80785.00 SH       Sole                 80785.00
EXXON MOBIL CORP               COM              30231g102     3273 79831.00 SH       Sole                 79831.00
FIRST NATL LINCOLN CP/ME       COM              335716106     1756 35200.00 SH       Sole                 35200.00
FLEET BOSTON FINANCIAL CORP    COM              339030108      275  6293.00 SH       Sole                  6293.00
GENERAL ELECTRIC               COM              369604103    10692 345119.00SH       Sole                345119.00
GENERAL MILLS INC              COM              370334104      822 18154.00 SH       Sole                 18154.00
GOLDMAN SACHS                  COM              38141g104     1110 11242.00 SH       Sole                 11242.00
HEALTHSOUTH CORP               COM              421924101      184 40000.00 SH       Sole                 40000.00
HOME DEPOT, INC.               COM              437076102      379 10680.00 SH       Sole                 10680.00
INTEL CORP                     COM              458140100     1264 39446.00 SH       Sole                 39446.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1110 11980.00 SH       Sole                 11980.00
INTERPUBLIC GROUP COS INC      COM              460690100      168 10800.00 SH       Sole                 10800.00
J P MORGAN CHASE & CO.         COM              46625h100      985 26829.00 SH       Sole                 26829.00
JDS UNIPHASE CORP              COM              46612j101      299 82216.00 SH       Sole                 82216.00
JOHNSON & JOHNSON              COM              478160104     2144 41510.00 SH       Sole                 41510.00
LOWE'S COMPANIES INC           COM              548661107      518  9359.00 SH       Sole                  9359.00
MEDCO HEALTH SOLUTIONS INC     COM              58405u102      514 15124.00 SH       Sole                 15124.00
MERCK & COMPANY                COM              589331107     6624 143381.00SH       Sole                143381.00
MERRILL LYNCH & CO             COM              590188108     1323 22566.00 SH       Sole                 22566.00
MICROSOFT                      COM              594918104     1273 46501.00 SH       Sole                 46501.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      791 13663.00 SH       Sole                 13663.00
NEWTON FINANCIAL CORP          COM              652772104      522  7400.00 SH       Sole                  7400.00
NSTAR                          COM              67019e107      213  4400.00 SH       Sole                  4400.00
PAYCHEX INC                    COM                             234  6302.00 SH       Sole                  6302.00
PEPSICO                        COM              713448108     2229 47806.00 SH       Sole                 47806.00
PFIZER                         COM              717081103     1897 53690.00 SH       Sole                 53690.00
PNC BANK                       COM              693475105      449  8200.00 SH       Sole                  8200.00
PROCTER & GAMBLE               COM              742718109     3048 30515.00 SH       Sole                 30515.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      251  4800.00 SH       Sole                  4800.00
S & P MIDCAP SPDR TRUST SERIES COM              595635103      202  1917.00 SH       Sole                  1917.00
SBC COMMUNICATIONS, INC.       COM              78387G103     3605 138275.00SH       Sole                138275.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      353  3173.00 SH       Sole                  3173.00
STATE STREET CORP COM          COM              857477103      931 17875.00 SH       Sole                 17875.00
TXU CORPORATION                COM              873168108     1018 42900.00 SH       Sole                 42900.00
UNITED TECHNOLOGIES CORP       COM              913017109     2164 22834.00 SH       Sole                 22834.00
VALLEY NATIONAL BANCORP        COM              919794107      524 17945.00 SH       Sole                 17945.00
VERIZON COMMUNICATIONS         COM              92343v104     1433 40860.00 SH       Sole                 40860.00
WACHOVIA CORP                  COM              929903102      826 17725.00 SH       Sole                 17725.00
WELLS FARGO & CO               COM              949746101      788 13375.00 SH       Sole                 13375.00
WILMINGTON TRUST CORPORATION   COM              971807102     3816 106000.00SH       Sole                106000.00
WYETH                          COM              983024100     1343 31640.00 SH       Sole                 31640.00
iSHARES RUSSELL 2000 INDEX FUN COM              464287655      218  1965.00 SH       Sole                  1965.00
ML LARGE CAP GROWTH FUND CL-B                                  208 26325.077SH       Sole                26325.077
ML LARGE CAP VALUE FUND CL B                                   162 12457.837SH       Sole                12457.837
VANGUARD INDEX EXTENDED MARKET                  922908207      255 9555.381 SH       Sole                 9555.381